Condensed Statements of Cash Flows - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Cash Flows from Operating Activities:
Net income	$ (5,548,000)	$ 8,593,000	$ (12,130,000)	$ 27,674,000
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization expense	6,400	41,000	13,400	87,000
Stock-based compensation			349,000	188,000
Loss on debt extinguishment			492,000
Loss on change in fair value of warrant liability			76,000	72,000
Non-cash interest expense			127,000	61,000
Changes in operating assets and liabilities:
Prepaid expenses and other current assets			(399,000)	415,000
Accounts payable			118,000	142,000
Accrued expenses			549,000	(532,000)
Operating lease right-of-use assets and liabilities, net			(8,000)	(6,000)
Contract liabilities				616,000
Net cash (used in) provided by operating activities			(10,813,000)	28,717,000
Investing activities:
Proceeds from sale of fixed assets			607,000
Net cash provided by investing activities			607,000
Financing activities:
Proceeds from issuance of common stock options	16,000	73,000	16,000	89,000
Issuance of term loans, net of issuance costs			19,835,000
Repayment of term loans			(13,940,000)
Payment of offering costs			(41,000)
Net cash provided by financing activities			5,870,000	89,000
Net (decrease) increase in cash and cash equivalents			(4,336,000)	28,806,000
Cash and cash equivalents at beginning of period			15,216,000	3,427,000
Cash and cash equivalents at end of period	$ 10,880,000	$ 32,233,000	10,880,000	32,233,000
Supplemental disclosure of cash flow information
Interest paid			557,000	496,000
Accrued offering costs			$ 2,138,000
Operating lease liabilities arising from obtaining right-of-use assets				$ 203,000